                              BELL, BOYD & LLOYD
                          Three First National Plaza
                      70 West Madison Street, Suite 3300
                         Chicago, Illinois  60602-4207

                                 312 372 1121
                              Fax:  312 372 2098

                               February 18, 1997



Papp America-Abroad Fund, Inc.
4400 North 32nd Street, Suite 280
Phoenix, Arizona  85018

Ladies and Gentlemen:

                               Rule 24f-2 Notice
                               -----------------

     We have represented Papp America-Abroad Fund, Inc., a Maryland corporation (the "Fund"), in connection with the filing with the Securities and Exchange Commission of the Fund's Rule 24f-2 Notice for the fiscal year ended December 31, 1996 pursuant to Rule 24f-2 under the Investment Company Act of 1940 ("Rule 24f-2"). In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of such documents or other records, certificates and other papers as we deem it necessary to examine for the purpose of this opinion, including the articles of incorporation and bylaws of the Fund and resolutions of the board of directors authorizing the issuance of shares.

     Based upon the foregoing examination, we are of the opinion that the 530,443 shares of $.01 par value capital stock sold by the Fund during the fiscal year ended December 31, 1996 in reliance upon registration pursuant to Rule 24f-2 were legally issued, full paid and nonassessable.

     We consent to the filing of this opinion with the Fund's Rule 24f-2 Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                       Very truly yours,

                                       /s/ Bell, Boyd & Lloyd

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.
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  1. Name and address of issuer:

     Papp America-Abroad Fund, Inc.
     4400 North 32nd Street, Suite 280
     Phoenix, Arizona 85018

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  2. Name of each series or class of funds for which this notice is filed:

     Papp America-Abroad Fund, Inc.


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  3. Investment Company Act File Number:  811-6402


     Securities Act File Number:  33-42549
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  4. Last day of fiscal year for which this notice is filed:  December 31, 1996

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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [_]

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  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


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  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

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  9. Number and aggregate sale price of securities sold during the fiscal year:

     478,153 shares; $9,114,588

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

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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      478,153 shares; $9,114,588

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  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      52,290 shares; $996,599

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  12. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2
            (from Item 10):                                     $  9,114,588
                                                                ------------

      (ii)  Aggregate price of shares issued in connection
            with dividend reinvestment plans (from Item 11,
            if applicable):                                     +    996,599
                                                                ------------

      (iii) Aggregate price of shares redeemed or
            repurchased during the fiscal year (if
            applicable):                                        -    510,144
                                                                ------------

      (iv)  Aggregate price of shares redeemed or
            repurchased and previously applied as a
            reduction to filing fees pursuant to rule
            24e-2 (if applicable):                              +
                                                                ------------

      (v)   Net aggregate price of securities sold
            and issued during the fiscal year in
            reliance on rule 24f-2 [line (i), plus line
            (ii), less line (iii), plus line (iv)] (if
            applicable):                                           9,601,043
                                                                ------------

      (vi)  Multiplier prescribed by Section 6(b) of
            the Securities Act of 1933 or other applicable
            law or regulation (see Instruction C.6):            x 1/33 of 1%
                                                                ------------

      (vii) Fee due [line (i) or line (v) multiplied by
            line (vi):                                             $2,909.41
                                                                ============

  Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

      February 12, 1997

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                                   SIGNATURES
      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  /s/ Robert L. Mueller
                               ---------------------------------
                                 Robert L. Mueller
                                  Vice President and Secretary
                               ---------------------------------

      Date   February 12, 1997
            -------------------

  *Please print the name and title of the signing officer below the signature.
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